OPERATING LEASE	12 Months Ended
Dec. 31, 2023
Operating Lease
OPERATING LEASE

NOTE 14. OPERATING LEASE

The Company entered into an operating lease with a third party in October 2019 for copiers used for office and warehouse purposes. The terms of the lease include 48 monthly payments of $1,598 with a maturity date of October 2023. The Company has the option to purchase such equipment at maturity for its estimated fair market value at that point in time. The lease for the Company’s copier operating lease expired and was renewed in October 2023.

The Company entered into an operating lease with a third party in October 2023 for copiers used for office and warehouse purposes. The terms of the lease include 48 monthly payments of $1,786 with a maturity date of October 2027. The Company has the option to purchase such equipment at maturity for its estimated fair market value at that point in time. The remaining lease term for the Company’s copier operating lease as of December 31, 2023 was forty-six months.

On May 13, 2020, the Company entered into an operating lease for new warehouse and office space, which served as its new principal executive office and primary business location prior to the April 30 purchase and sale agreement. The original lease agreement was amended on August 28, 2020 to correct the footage under lease and monthly payment amounts resulting from such correction. The lease terms, as amended include no base rent for the first nine months and monthly payments ranging from $12,398 to $14,741 thereafter, with a termination date of December 2026. The Company is responsible for property taxes, utilities, insurance and its proportionate share of common area costs related to its new location. The Company took possession of the leased facilities on June 15, 2020. The remaining lease term for the Company’s office and warehouse operating lease as of December 31, 2023 was thirty-six months.

On June 30, 2021, the Company completed the acquisition of its first medical billing company, through Nobility Healthcare. Upon completion of this acquisition, Nobility Healthcare became responsible for the operating lease for the seller’s office space. The lease terms include monthly payments ranging from $2,648 to $2,774 thereafter, with a termination date in July 2024. The Company is responsible for property taxes, utilities, insurance and its proportionate share of common area costs related to this location. The remaining lease term for the Company’s office operating lease as of December 31, 2023 was seven months.

On August 31, 2021, the Company completed the acquisition of its second acquired medical billing company, through Nobility Healthcare. Upon completion of this acquisition, Nobility Healthcare became responsible for the operating lease for the seller’s office space. The lease was renewed in April 2023 with favorable terms and payments ranging from $7,436 to $8,877 thereafter, with a termination date in March 2030. The Company is responsible for property taxes, utilities, insurance and its proportionate share of common area costs related to this location. The remaining term for the Company’s office operating lease was seventy-five months as of December 31, 2023.

On September 1, 2021, the Company completed the acquisition of Goody Tickets, LLC and TicketSmarter, LLC through TicketSmarter. Upon completion of this acquisition, the Company became responsible for the operating lease for TicketSmarter’s office space. The lease terms include monthly payments ranging from $7,211 to $7,364 thereafter, with a termination date of December 2022. The Company is responsible for property taxes, utilities, insurance and its proportionate share of common area costs related to this location. The Company took possession of the leased facilities on September 1, 2021. The Company currently rents this space on a month-to-month basis with intentions to relocate upon the identification of suitable space.

On January 1, 2022, the Company completed the acquisition of a private medical billing company, through its revenue cycle management segment. Upon completion of this acquisition, the Company became responsible for the operating lease for the seller’s office space. The lease terms include monthly payments ranging from $4,233 to $4,626, with a termination date of June 2025. The Company is responsible for property taxes, utilities, insurance and its proportionate share of common area costs related to this location. The Company took possession of the leased facilities on January 1, 2022. The remaining lease term for the Company’s office and warehouse operating lease as of December 31, 2023, was seventeen months.

Lease expense related to the office spaces and copier operating leases was recorded on a straight-line basis over the lease term. Total lease expense under the five operating leases was approximately $534,830 for the year ended December 31, 2023.

The weighted-average remaining lease term related to the Company’s lease liabilities as of December 31, 2023 and December 31, 2022 was 4.5 years and 3.3 years, respectively.

The discount rate implicit within the Company’s operating leases was not generally determinable, and therefore, the Company determined the discount rate based on its incremental borrowing rate on the information available at commencement date. As of commencement date, the operating lease liabilities reflect a weighted average discount rate of 8%.

The following sets forth the operating lease right of use assets and liabilities as of December 31, 2023:

Assets:
Operating lease right of use assets	$1,053,159

Liabilities:
Operating lease obligations-current portion	279,538
Operating lease obligations-less current portion	827,836
Total operating lease obligations	$1,107,374

Following are the minimum lease payments for each year and in total.

Year ending December 31:
2024	$358,424
2025	311,849
2026	293,300
2027	117,492
Thereafter	235,020
Total undiscounted minimum future lease payments	1,316,085
Imputed interest	(208,711)
Total operating lease liability	$1,107,374